Business segment reporting (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total assets	R$ 1,270,029,465	R$ 1,238,796,810
Loans and advances to customers	564,548,556	566,089,914
Customer deposits	593,328,796	605,068,163
Business Segment Reporting Commercial Banking [Member]
IfrsStatementLineItems [Line Items]
Total assets	1,180,389,914	1,143,663,122
Loans and advances to customers	484,676,332	484,849,401
Customer deposits	475,642,024	446,780,888
Business Segment Reporting Global Wholesale Banking [Member]
IfrsStatementLineItems [Line Items]
Total assets	89,639,551	95,133,688
Loans and advances to customers	79,872,224	81,240,513
Customer deposits	R$ 117,686,772	R$ 158,287,275